COMMITMENTS	12 Months Ended
Dec. 31, 2025
Commitments
COMMITMENTS

NOTE 31 – COMMITMENTS

One of the Company’s Israeli subsidiaries leases office space with the lease expiring on March 31, 2029. Lease payments are approximately $48 per month ($576 annually). Another one of the Company’s Israeli subsidiaries leases warehouse space, with the lease expiring on March 31, 2029. Lease payments are approximately $18 thousand per month ($216 thousand annually). Another one of the Company’s Israeli subsidiaries leases its factory space with the lease expiring on March 31, 2027. Lease payments are approximately $19 thousand per month ($228 thousand annually).